SHARE-BASED PAYMENTS - (Narrative) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 01, 1999	Aug. 04, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options	$ 45,826	$ 44,401	$ 42,458
Weighted average grant-date fair value per share of options granted			$ 4.29
Unrecognized Share based compensation	$ 2,920
Recognition period for cost related to options	1 year 6 months 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	1.5
Dividend yield			8.35%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	2.5
Dividend yield			11.15%
Stock Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees				12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions	2 years
Percent of awards vest	10.00%
Percent of awards vest	20.00%
Percent of awards vest	40.00%
Percent of awards vest	30.00%
Contractual life of the special stock options	10 years
Stock Plan 1999 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service Vesting condition for awards	3 years
Share based awards expiration period	10 years
Stock Plan 1999 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service Vesting condition for awards	4 years
Share based awards expiration period	15 years
Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees					10.00%
Service Vesting condition for awards	4 years
Share Based Awards Contractual Life	10 years